Income Taxes - Summary of Income Tax Recognized In Profit or Loss (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current tax
Current tax expense for the year	SFr 0	SFr 0
Adjustments in current tax of prior years	0	0
Current tax	0	0
Deferred tax
Deferred tax income for the year	(13,503)	(4,977)
Write-down of deferred tax assets	0	1,451
Deferred tax	(13,503)	(3,526)
Net income tax gain	SFr (13,503)	SFr (3,526)